Share-Based Compensation (Narrative) (Details) - Stock Option Awards [Member] $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025 CAD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2025 CAD ($) shares $ / shares	Jul. 31, 2024 CAD ($) shares $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 6.4	$ 7.8	$ 16.5	$ 28.3
Granted			2.0	2.5
Weighted average fair value of options granted | $ / shares			$ 12.80	$ 14.36